united states
securities and exchange commission
washington, d.c. 20549

form n-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-22549

Northern Lights Fund Trust II

(Exact name of registrant as specified in charter)

17605 Wright Street, Suite 2, Omaha, NE 68130

(Address of principal executive offices) (Zip code)

Kevin Wolf, Gemini Fund Services, LLC

80 Arkay Dr., Hauppauge, NY 11788

(Name and address of agent for service)

Registrant's telephone number, including area code: 631-470-2619

Date of fiscal year end: 8/31

Date of reporting period: 5/31/17

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Schedule of Investments.

PCS Commodity Strategy Fund
CONSOLIDATED PORTFOLIO OF INVESTMENTS (Unaudited)
May 31, 2017

	SHORT TERM INVESTMENTS - 79.7%	Interest	Maturity
Principal	U. S. TREASURY BILLS - 79.7%	Rate **	Date	Value
$ 1,750,000	US Treasury Bill	0.5225	6/1/2017	$ 1,750,000
1,800,000	US Treasury Bill	0.7875	8/10/2017	1,797,494
1,800,000	US Treasury Bill	0.8175	8/24/2017	1,796,860
2,000,000	US Treasury Bill	0.5975	7/13/2017	1,998,770
2,700,000	US Treasury Bill	0.8175	8/31/2017	2,694,965
3,000,000	US Treasury Bill	0.6925	7/27/2017	2,997,097
3,000,000	US Treasury Bill	0.9025	9/7/2017	2,993,302
3,800,000	US Treasury Bill	0.5775	7/20/2017	3,797,299
				19,825,787

	TOTAL SHORT-TERM INVESTMENTS (Cost - $19,825,787)			19,825,787

	TOTAL INVESTMENTS - 79.7% (Cost - $19,825,787) (a)			$ 19,825,787
	OTHER ASSETS LESS LIABILITIES - 20.3% (b)			5,060,974
	NET ASSETS - 100.00%			$ 24,886,761
** Discount rate at the time of purchase.
(a) Represents cost for financial reporting purposes. Aggregate cost for federal tax purposes is $19,825,787 and does not differ from market value.
(b) Includes net unrealized depreciation on open futures contracts.
				Unrealized
				Appreciation/
Contracts	OPEN FUTURES CONTRACTS LONG ^ - (1.5) %			(Depreciation)
41	Brent Crude Future August 2017			$ (55,187)
	(Underlying Face Amount at Value $2,081,160)
21	Brent Crude September 2017			-
	(Underlying Face Amount at Value $1,072,890)
9	Cocoa Future July 2017			(9,785)
	(Underlying Face Amount at Value $142,470)
4	Cocoa Future September 2017			-
	(Underlying Face Amount at Value $49,483)
18	Coff Robusta Future July 2017			(28,184)
	(Underlying Face Amount at Value $359,100)
8	Coff Robusta Future September 2017			-
	(Underlying Face Amount at Value $160,480)
1	Corn Future September 2017			25
	(Underlying Face Amount at Value $19,000)
43	Corn Future July 2017			2,076
	(Underlying Face Amount at Value $799,800)
22	Corn Future September 2017			-
	(Underlying Face Amount at Value $418,000)
18	Cotton Future July 2017			(8,450)
	(Underlying Face Amount at Value $692,820)
10	Cotton Future December 2017			-
	(Underlying Face Amount at Value $363,950)
4	Frozen Concentrated OJ Future July 2017			(11,820)
	(Underlying Face Amount at Value $120,195)
2	Frozen Concentrated OJ Future September 2017			-
	(Underlying Face Amount at Value $39,825)
7	Gasoline RBOB July 2017			14,449
	(Underlying Face Amount at Value $469,371)
10	Gold August 2017			8,050
	(Underlying Face Amount at Value $1,275,400)
8	KC HRW Wheat Future July 2017			(1,250)
	(Underlying Face Amount at Value $172,700)
4	KC HRW Wheat Future September 2017			-
	(Underlying Face Amount at Value $90,000)
9	Lean Hogs August 2017			25,680
	(Underlying Face Amount at Value $295,830)
11	Live Cattle August 2017			10,700
	(Underlying Face Amount at Value $535,480)

PCS Commodity Strategy Fund
CONSOLIDATED PORTFOLIO OF INVESTMENTS (Unaudited) (Continued)
May 31, 2017

		Unrealized
		Appreciation/
Contracts	OPEN FUTURES CONTRACTS LONG (Continued) ^ - (1.5) %	(Depreciation)
5	LME Copper July 2017	$ (8,125)
	(Underlying Face Amount at Value $709,188)
2	LME Copper August 2017	-
	(Underlying Face Amount at Value $284,063)
6	LME Lead July 2017	(18,188)
	(Underlying Face Amount at Value $316,988)
3	LME Lead August 2017	-
	(Underlying Face Amount at Value $158,850)
3	LME Nickel July 2017	(8,633)
	(Underlying Face Amount at Value $161,064)
2	LME Nickel August 2017	-
	(Underlying Face Amount at Value $107,586)
14	LME PRI Aluminum July 2017	3,263
	(Underlying Face Amount at Value $673,313)
7	LME PRI Aluminum August 2017	-
	(Underlying Face Amount at Value $337,444)
2	LME Tin Future July 2017	4,797
	(Underlying Face Amount at Value $203,900)
1	LME Tin Future August 2017	-
	(Underlying Face Amount at Value $101,803)
5	LME Zinc Future July 2017	(3,039)
	(Underlying Face Amount at Value $324,438)
3	LME Zinc Future August 2017	-
	(Underlying Face Amount at Value $194,963)
4	Low SU Gasoline July 2017	(5,133)
	(Underlying Face Amount at Value $178,300)
2	Low SU Gasoline August 2017	-
	(Underlying Face Amount at Value $89,600)
4	Lumber Future July 2017	(17,915)
	(Underlying Face Amount at Value $151,844)
2	Lumber Future September 2017	-
	(Underlying Face Amount at Value $74,646)
1	Milk Future June 2017	2,380
	(Underlying Face Amount at Value $33,400)
28	Mill Wheat September 2017	(2,151)
	(Underlying Face Amount at Value $233,450)
25	Natural Gas Future July 2017	(64,395)
	(Underlying Face Amount at Value $767,750)
13	Natural Gas Future August 2017	-
	(Underlying Face Amount at Value $404,170)
5	NY Harbor ULSD Futures July 2017	1,536
	(Underlying Face Amount at Value $318,759)
2	NY Harbor ULSD Futures August 2017	.
	(Underlying Face Amount at Value $128,167)
7	Oat Future July 2017	8,265
	(Underlying Face Amount at Value $86,625)
6	Oat Future September 2017	163
	(Underlying Face Amount at Value $72,450)
1	Palladium Future September 2017	(1,000)
	(Underlying Face Amount at Value $81,595)
7	Platinum Future July 2017	(25,008)
	(Underlying Face Amount at Value $332,605)
3	Platinum Future October 2017	-
	(Underlying Face Amount at Value $143,025)

PCS Commodity Strategy Fund
CONSOLIDATED PORTFOLIO OF INVESTMENTS (Unaudited) (Continued)
May 31, 2017

		Unrealized
		Appreciation/
Contracts	OPEN FUTURES CONTRACTS LONG (Continued) ^ - (1.5) %	(Depreciation)
13	Rapeseed Future August 2017	$ (8,664)
	(Underlying Face Amount at Value $229,287)
6	Rough Rice July 2017	12,168
	(Underlying Face Amount at Value $133,560)
3	Rough Rice September 2017	-
	(Underlying Face Amount at Value $68,580)
17	Rubber Future October 2017	(8,492)
	(Underlying Face Amount at Value $1,423)
9	Rubber Future October 2017	-
	(Underlying Face Amount at Value $82,281)
8	Silver Future July 2017	(29,040)
	(Underlying Face Amount at Value $696,240)
4	Silver Future September 2017	-
	(Underlying Face Amount at Value $349,000)
12	Soybean Future July 2017	(25,625)
	(Underlying Face Amount at Value $549,600)
7	Soybean Future November 2017	(163)
	(Underlying Face Amount at Value $321,388)
4	Soybean Meal Future July 2017	(6,240)
	(Underlying Face Amount at Value $119,240)
2	Soybean Meal Future December 2017	-
	(Underlying Face Amount at Value $60,600)
17	Soybean Oil Future July 2017	(7,113)
	(Underlying Face Amount at Value $319,668)
9	Soybean Oil Future December 2017	-
	(Underlying Face Amount at Value $172,314)
9	Sugar Future July 2017	(18,857)
	(Underlying Face Amount at Value $149,890)
7	Sugar Future October 2017	22
	(Underlying Face Amount at Value $118,619)
37	Wheat Future July 2017	(15,634)
	(Underlying Face Amount at Value $794,113)
18	Wheat Future September 2017	-
	(Underlying Face Amount at Value $399,375)
11	White Sugar Future August 2017	(21,435)
	(Underlying Face Amount at Value $239,140)
54	WTI Crude Future July 2017	(55,187)
	(Underlying Face Amount at Value $2,609,280)
27	WTI Crude Future August 2017	-
	(Underlying Face Amount at Value $1,311,120)
		$ (371,139)

^ All of these securities are holdings in PCS Fund Limited.

PCS Commodity Strategy Fund
CONSOLIDATED PORTFOLIO OF INVESTMENTS (Unaudited) (Continued)
May 31, 2017

The following is a summary of significant accounting policies followed by the Fund in preparation of its financial statements. The policies are in conformity with accounting principles generally accepted in the United States of America (“GAAP”). The preparation of financial statements requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses for the period. Actual results could differ from those estimates. The fund follows the specialized accounting and reporting requirements under GAAP that are applicable to investment companies.

Security Valuation – Securities listed on an exchange are valued at the last reported sale price at the close of the regular trading session of the primary exchange on the business day the value is being determined, or in the case of securities listed on NASDAQ at the NASDAQ Official Closing Price (“NOCP”). In the absence of a sale such securities shall be valued at the mean between the current bid and ask prices on the day of valuation. Investments valued in currencies other than the U.S. dollar are converted to U.S. dollars using exchange rates obtained from pricing services. Short-term debt obligations having 60 days or less remaining until maturity, at time of purchase, may be valued at amortized cost. Investments in open-end investment companies are valued at net asset value. Futures and future options are valued at the final settled price or, in the absence of a settled price, at the last sale price on the day of valuation.

A Fund may hold securities, such as private ivestments, interests in commodity pools, other non-traded securities or temporarily illiquid securities, for which market quotations are not readily available or are determined to be unreliable. These securities will be valued at their fair market value as determined using the “fair value” procedures approved by the Board. The Board has delegated execution of these procedures to a fair value team composed of one or more officers from each of the (i) Trust, (ii) administrator, and (iii) adviser and/or sub-adviser. The team may also enlist third party consultants such as a valuation specialist at a public accounting firm, valuation consultant or financial officer of a security issuer on an as-needed basis to assist in determining a security-specific fair value. The Board has also engaged a third party valuation firm to attend valuation meetings held by the Trust, review minutes of such meetings and report to the Board on a quarterly basis.The Board reviews and ratifies the execution of this process and the resultant fair value prices at least quarterly to assure the process produces reliable results.

Fair Valuation Process - As noted above, the fair value team is composed of one or more officers from each of the (i) Trust, (ii) administrator, and (iii) adviser and/or sub-adviser. The applicable investments are valued collectively via inputs from each of these groups. For example, fair value determinations are required for the following securities: (i) securities for which market quotations are insufficient or not readily available on a particular business day (including securities for which there is a short and temporary lapse in the provision of a price by the regular pricing source), (ii) securities for which, in the judgment of the adviser or sub-adviser, the prices or values available do not represent the fair value of the instrument. Factors which may cause the adviser or sub-adviser to make such a judgment include, but are not limited to, the following: only a bid price or an asked price is available; the spread between bid and asked prices is substantial; the frequency of sales; the thinness of the market; the size of reported trades; and actions of the securities markets, such as the suspension or limitation of trading; (iii) securities determined to be illiquid; (iv) securities with respect to which an event that will affect the value thereof has occurred (a “significant event”) since the closing prices were established on the principal exchange on which they are traded, but prior to a Fund’s calculation of its net asset value. Specifically, interests in commodity pools or managed futures pools are valued on a daily basis by reference to the closing market prices of each futures contract or other asset held by a pool, as adjusted for pool expenses. Restricted or illiquid securities, such as private placements or non-traded securities are valued via inputs from the adviser or sub-adviser based upon the current bid for the security from two or more independent dealers or other parties reasonably familiar with the facts and circumstances of the security (who should take into consideration all relevant factors as may be appropriate under the circumstances).

If the adviser or sub-adviser is unable to obtain a current bid from such independent dealers or other independent parties, the fair value team shall determine the fair value of such security using the following factors: (i) the type of security; (ii) the cost at date of purchase; (iii) the size and nature of the Fund's holdings; (iv) the discount from market value of unrestricted securities of the same class at the time of purchase and subsequent thereto; (v) information as to any transactions or offers with respect to the security; (vi) the nature and duration of restrictions on disposition of the security and the existence of any registration rights; (vii) how the yield of the security compares to similar securities of companies of similar or equal creditworthiness; (viii) the level of recent trades of similar or comparable securities; (ix) the liquidity characteristics of the security; (x) current market conditions; and (xi) the market value of any securities into which the security is convertible or exchangeable.

PCS Commodity Strategy Fund
CONSOLIDATED PORTFOLIO OF INVESTMENTS (Unaudited) (Continued)
May 31, 2017

The Fund utilizes various methods to measure the fair value of most of its investments on a recurring basis. GAAP establishes a hierarchy that prioritizes inputs to valuation methods. The three levels of input are:

Level 1 - Unadjusted quoted prices in active markets for identical assets and liabilities that the Fund has the ability to access.
Level 2 - Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, price for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.
Level 3 - Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund's own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would use in valuing the asset or liability, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The following tables summarize the inputs used as of May 31, 2017 for the Fund's assets and liabilities measured at fair value:

Assets	Level 1	Level 2	Level 3	Total
Investments:
U.S. Treasury Bills	$ -	$ 19,825,787	$ -	$ 19,825,787
Total:	$ -	$ 19,825,787	$ -	$ 19,825,787
Liabilities
Derivatives:
Futures	$ 371,139	$ -	$ -	$ 371,139
Total:	$ 371,139	$ -	$ -	$ 371,139

There were no transfers into or out of Level 1, Level 2, and Level 3 during the current period presented.
It is the Fund’s policy to record transfers into and out of any Level at the end of the reporting period.
The Fund did not hold any Level 3 securities during the period.

Consolidation of Subsidiaries – PCS Fund Limited (PCSFL) – In order to achieve its investment objectives, the Fund invests up to 25% of its total assets (measured at the time of purchase) in a wholly-owned subsidiary, PCSFL, incorporated under the laws of the Cayman Islands. PCSFL acts as an investment vehicle in order to enter into certain investments for the Fund consistent with its investment objectives and policies specified in the Prospectus and Statement of Additional Information.

For tax purposes, PCSFL is an exempted Cayman investment company. PCSFL has received an undertaking from the government of the Cayman Islands exempting it from all local income, profits and capital gains taxes. No such taxes are levied in the Cayman Islands at the present time. For U.S. income tax purposes, PCSFL is a Controlled Foreign Corporation which generates and is allocated no income which is considered effectively connected with U.S. trade or business and as such is not subject to U.S. income tax. However, as a wholly-owned Controlled Foreign Corporation, PCSFL's net income and capital gain, to the extent of its earnings and profits, will be included each year in the Fund’s investment company taxable income.

PCS Commodity Strategy Fund
CONSOLIDATED PORTFOLIO OF INVESTMENTS (Unaudited) (Continued)
May 31, 2017

PCSFL will utilize commodity futures, options on futures, swap contracts and structured notes to facilitate the Fund’s pursuit of its investment objective. In accordance with its investment objective and through its exposure to the aforementioned commodity based products, PCSFL may have increased or decreased exposure to one or more of the risk factors defined in the Principal Investment Risks section of the Fund’s prospectus.

A summary of the Fund’s investment in the PCSFL is as follows:

	Inception Date of CFC	CFC Net Assets at May 31, 2017	% of Fund Net Assets at May 31, 2017
PCS Fund Limited	12/10/2014	$ 2,962,793	11.91%

Futures Contracts – The Fund is subject to equity price risk, foreign currency exchange rate risk and commodity price risk in the normal course of pursuing its investment objectives. The Fund may purchase or sell futures contracts to gain exposure to, or hedge against, changes in the value of equities, interest rates or foreign currencies or commodities. Initial margin deposits required upon entering into futures contracts are satisfied by the segregation of specific securities or cash as collateral for the account of the broker (the Fund’s agent in acquiring the futures position). During the period the futures contracts are open, changes in the value of the contracts are recognized as unrealized gains or losses by “marking to market” on a daily basis to reflect the market value of the contracts at the end of each day’s trading. Variation margin payments are received or made depending upon whether unrealized gains or losses are incurred. When the contracts are closed, the Fund recognizes a realized gain or loss equal to the difference between the proceeds from, or cost of, the closing transaction and the Fund’s basis in the contract. If the Fund were unable to liquidate a futures contract and/or enter into an offsetting closing transaction, the Fund would continue to be subject to market risk with respect to the value of the contracts and continue to be required to maintain the margin deposits on the futures contracts. Amounts reflected as deposits with brokers in the Statement of Assets and Liabilities include restricted balances held with the broker as collateral. The Fund segregates liquid securities having a value at least equal to the amount of the current obligation under any open futures contract. Risks may exceed amounts recognized in the Statement of Assets and Liabilities. With futures, there is minimal counterparty credit risk to the Fund since futures are exchange traded and the exchange’s clearinghouse, as counterparty to all exchange traded futures, guarantees the futures against default.

Item 2. Controls and Procedures.

(a)       The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective, as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended.

(b)       There were no significant changes in the registrant’s internal control over financial reporting that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

Certifications required by Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) (and Item 3 of Form N-Q) are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Northern Lights Fund Trust II

By

*/s/ Kevin E. Wolf

Kevin E. Wolf, Principal Executive Officer/President

Date 07/31/2017

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By

*/s/ Kevin E. Wolf

Kevin E. Wolf, Principal Executive Officer /President

Date 07/31/2017

By

*/s/ Erik Naviloff

Erik Naviloff, Principal Financial Officer/Treasurer

Date 07/31/2017